Services provided by the Group's auditors and network of firms (Tables)	12 Months Ended
Oct. 31, 2020
Services provided by the Group's auditors and network of firms [Abstract]
Services from the Group's Auditors and Network of Firms
During the 12 months ended October 31, 2020, the Group obtained the following services from the Group’s auditors as detailed below:

	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	$m	$m	$m

Audit of Company	7.2	12.8	12.2
ICOFR audit	2.7	3.0	-
Audit of subsidiaries	2.9	3.9	1.9
Total audit	12.8	19.7	14.1

Audit-related assurance services	0.6	0.6	0.9
Other assurance services	-	-	0.7
Total assurance services	0.6	0.6	1.6

Tax compliance services	-	-	0.2
Tax advisory services	-	0.1	0.2
Services relating to taxation	-	0.1	0.4

Other non-audit services	-	-	0.1

Total	13.4	20.4	16.2